Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000004445 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004445 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004445 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004445 | U.S. Treasury NotesFR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004445 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004445 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004445 | Federal National Mortgage AssociationFR_3140XAQS4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004445 | AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000004445 | AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000004445 | AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000004445 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000004445 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004445 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004445 | AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000004449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004449 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004449 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004449 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004449 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004449 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000004449 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000004449 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000004449 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | IndustryExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004449 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004449 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004449 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004449 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004440 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004440 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004440 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004440 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004440 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004440 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004440 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004440 | First Industrial Realty Trust, Inc.FR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004440 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004440 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004440 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000004440 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000004440 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004440 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004440 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004440 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004440 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004440 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004450 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004450 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004450 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004450 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000004450 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004450 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004450 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004450 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004450 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004450 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004450 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004450 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004450 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004438 | MSA Safety, Inc.FR_553498106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004438 | CSW Industrials, Inc.FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Dorman Products, Inc.FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Extreme Networks, Inc.FR_30226D106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | IDACORP, Inc.FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004438 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004438 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004438 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004438 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004438 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004438 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004438 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004438 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004438 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004439 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004439 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004439 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004439 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004439 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004439 | State Street SPDR Portfolio TIPS ETFFR_78464A656
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004439 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004439 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004439 | State Street SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004439 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004439 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004439 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000004439 | AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000004439 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033161 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033161 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033161 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033161 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033161 | State Street SPDR Portfolio TIPS ETFFR_78464A656
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033161 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033161 | Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETFFR_46090F100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033161 | State Street SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033161 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033161 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033161 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000033161 | AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000033161 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004441 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004441 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004441 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004441 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004441 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004441 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004441 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004441 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004441 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000004441 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004441 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004441 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004441 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004441 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004441 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004441 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004441 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004441 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.90%